CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income (loss) for the year	$ 138,040	$ 296,604	$ (402,209)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	15,918	26,620	16,453
Accretion on convertible debenture	0	(8,772)	21,845
Deferred income tax recovery (expense)	54,586	(107,435)	0
Stock based compensation	140,042	151,480	61,339
Finder's fee revenue	0	(109,696)	0
Equity interest pick up	(144,257)	(13,897)	0
Gain on short term investment	0	(41,315)	0
Loss on dilution of CWN Capital	0	128,356	0
Changes in non-cash working capital items:
Accounts receivable	(91,634)	(109,805)	(118,085)
Prepaid expenses and deposits	(18,166)	8,391	14,445
Accounts payable and accrued liabilities	33,270	34,823	62,672
Income taxes	0	254	0
Deferred revenue	34,213	57,724	6,140
Net cash provided by (used in) operating activities	162,012	313,332	(337,400)
FINANCING ACTIVITIES
Short term loan	702,866	0	0
Due to related parties	0	(8,365)	0
Net cash provided by financing activities	0	(8,365)	0
INVESTING ACTIVITIES
Cash eliminated upon dilution of a subsidiary	0	(436,805)	0
Purchase of equipment	(1,084)	(1,786)	(39,974)
Short term investments	(172,886)	(500,821)	1,291,726
Net cash provided by (used in) investing activities	(173,970)	(939,412)	1,251,752
Effect of exchange rate changes on cash and cash equivalents	12,326	(86,628)	60,499
Increase (decrease) in cash and cash equivalents	833,651	(721,073)	974,851
Cash and cash equivalents, beginning of year	938,010	1,659,083	684,232
Cash and cash equivalents, end of year	1,771,661	938,010	1,659,083
Supplemental disclosure of cash flow information
Cash paid for interest, net of interest capitalized	0	2,500	15,000
Cash paid for income taxes	$ 0	$ 0	$ 0